Equity - Activity for deferred share units (Details) - Deferred Share Units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share purchase options
Balance, beginning of the year	29,213
Granted	116,462	29,213
Balance, end of the year	145,675	29,213
Balance, beginning of the year, Weighted Average Exercise Price	$ 5.39
Granted, Weighted Average Exercise Price	3.42	$ 5.39
Balance, end of the year, Weighted Average Exercise Price	$ 3.82	$ 5.39